Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses

3. Accrued Expenses

Accrued expenses consisted of the following as of June 30, 2023 and December 31, 2022 (in thousands):

	June 30,	December 31,
	2023	2022
Accrued expenses:
Professional service fees	$3,681	$2,246
Payroll	51	338
Total accrued expenses and other current liabilities	$3,732	$2,584

3. Accrued Expenses

Accrued expenses consisted of the following as of December 31, 2022 and 2021 (in thousands):

	December 31,
	2022	2021
Accrued expenses:
Professional service fees	$2,246	$1,308
Payroll	338	921
Other current liabilities:
Other	-	6
Total accrued expenses and other current liabilities	$2,584	$2,235